COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Depreciation expense	$ 20,528	$ 24,654	$ 17,978
Acounts Receivable - Related Party	$ 190,581	$ 94,575